Cover	6 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0001913749
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-41834
Entity Registrant Name	Global Mofy AI Limited
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--09-30